SHARE-BASED PAYMENTS - Grand Date Share Options Granted to Employees (Details) shares in Thousands														12 Months Ended
	Dec. 31, 2018 shares year	Nov. 13, 2018 shares year	Oct. 10, 2018 shares year	Aug. 15, 2018 shares year	Jul. 10, 2018 shares year	May 14, 2018 shares year	Mar. 06, 2018 shares year	Dec. 08, 2017 shares year	Nov. 14, 2017 shares year	Oct. 11, 2017 shares year	Aug. 14, 2017 shares year	May 16, 2017 shares year	Mar. 07, 2017 shares year	Dec. 31, 2018 shares year	Dec. 31, 2017 shares
Share-based Payment Arrangements [Abstract]
Number of options (in shares) | shares	34	939	94	961	424	310	1,993	77	784	40	868	64	1,697	4,755	3,530
Contractual life of options | year	7	7	7	7	7	7	7	7	7	7	7	7	7	7